ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
ACCOUNTING POLICIES	ACCOUNTING POLICIES
Basis of accounting
The Unaudited Condensed Consolidated Interim Financial Statements are prepared in accordance with US GAAP. The Unaudited Condensed Consolidated Interim Financial Statements include the assets and liabilities of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

The Unaudited Condensed Consolidated Interim Financial Statements are prepared in accordance with the accounting policies, which are described in the Company's Annual Report on Form 20-F for the year ended December 31, 2021, which was filed with the Securities and Exchange Commission on March 17, 2022.

Obligations to issue shares
Obligations to issue shares to the Company's shareholders are recorded in equity at the transaction date fair value of the shares to be issued. The fair value is recorded as a capital contribution within additional paid in capital. On settlement of the share issuance a corresponding debit to additional paid in capital is recorded for the par value of the shares issued.